Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Major components of tax expense (income) [abstract]
Current tax expense	$ 10,673	$ 9,018	$ 4,285
Deferred tax expense/(benefit)	64	1,598	(88)
Total taxation expense	$ 10,737	$ 10,616	$ 4,197